Earnings / (loss) per share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Schedule of basic and diluted earnings / (loss) per share
The calculation of both basic and diluted earnings / (loss) per share is based on net income / (loss) attributable to equity holders of the parent and weighted average outstanding shares of:

	For the six months ended June 30,
In thousands of U.S. dollars except for share data	2021	2020
Net income / (loss) attributable to equity holders of the parent - basic	$(115,176)	$190,568
Convertible notes interest expense	—	7,617
Net income / (loss) attributable to equity holders of the parent - diluted	$(115,176)	$198,185

Basic weighted average number of shares	54,388,504	54,747,345
Effect of dilutive potential basic shares:
Restricted stock	—	1,778,355
Convertible notes	—	5,275,395
	—	7,053,750
Diluted weighted average number of shares	54,388,504	61,801,095

Earnings / (Loss) Per Share:
Basic	$(2.12)	$3.48
Diluted	$(2.12)	$3.21